Additional Information - Condensed Financial Statements of the Parent Company - Summary of Condensed Statements of Operations And Comprehensive Loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Operation expenses:
Selling and marketing expenses	¥ (142,734)	$ (21,875)	¥ (208,550)	¥ (135,014)
General and administrative expenses	(88,856)	(13,618)	(45,714)	(26,702)
Other expenses:
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	1,241	190		(458)
Others, net	(3,975)	(609)	(2,050)	(675)
Net loss	(82,184)	(12,595)	(132,957)	(9,342)
Accretions to preferred shares redemption value	(154,066)	(23,612)	(940,186)	(216,185)
Net loss attributable to ordinary shareholders	(236,250)	(36,207)	(1,073,143)	(225,527)
Net loss	(82,184)	(12,595)	(132,957)	(9,342)
Other comprehensive income/(loss):
Total comprehensive loss	(88,522)	(13,566)	(132,286)	(6,693)
Accretions to preferred shares redemption value	(154,066)	$ (23,612)	(940,186)	(216,185)
Parent Company [Member]
Operation expenses:
Selling and marketing expenses	(1,554)
General and administrative expenses	(14,518)		(1,883)	(1,036)
Total operating expenses	(16,072)		(1,883)	(1,036)
Other expenses:
Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs	(66,680)		(131,325)	(8,183)
Others, net	568		251	(123)
Net loss	(82,184)		(132,957)	(9,342)
Accretions to preferred shares redemption value	(154,066)		(940,186)	(216,185)
Net loss attributable to ordinary shareholders	(236,250)		(1,073,143)	(225,527)
Net loss	(82,184)		(132,957)	(9,342)
Other comprehensive income/(loss):
Foreign currency translation adjustments	(6,338)		671	2,649
Total comprehensive loss	(88,522)		(132,286)	(6,693)
Accretions to preferred shares redemption value	(154,066)		(940,186)	(216,185)
Total comprehensive loss to ordinary shareholders	¥ (242,588)		¥ (1,072,472)	¥ (222,878)